FRANKLIN TEMPLETON INVESTMENTS
                        One Franklin Parkway
                      San Mateo, CA 94403-1906




July 2, 2003


Filed Via EDGAR (CIK 0000798523)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE: FRANKLIN NEW YORK TAX-FREE TRUST
         File Nos. 033-7785 and 811-4787

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 27, 2003.

Sincerely yours,

FRANKLIN NEW YORK TAX-FREE TRUST



/s/ Steven J. Gray
Associate General Counsel


SJG/jg

cc:  Bruce G. Leto, Esq.